Statement of cash flows	12 Months Ended
Dec. 31, 2025
Statement of cash flow
Statement of cash flows

11 Statement of cash flows

Accounting policy Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF OPERATING PROFIT TO CASH GENERATED FROM OPERATIONS	Note	2023 GBPm	2024 GBPm	2025 GBPm
Operating profit		2,682	2,861	3,027
Share of results of joint ventures and associates		(46)	(43)	(44)
Amortisation of acquired intangible assets		279	258	248
Amortisation of internally developed intangible assets		330	364	352
Amortisation of pre-publication costs		76	77	89
Depreciation of property, plant and equipment		43	34	26
Depreciation of right-of-use assets		65	50	37
Share based remuneration	5	56	66	63
Total non-cash items		849	849	815
Increase in inventories and pre-publication costs		(90)	(83)	(101)
(Increase)/decrease in receivables		(24)	(173)	14
(Decrease)/increase in payables		(1)	110	24
Increase in working capital		(115)	(146)	(63)
Cash generated from operations		3,370	3,521	3,735

CASH FLOW ON ACQUISITIONS	Note	2023 GBPm	2024 GBPm	2025 GBPm
Purchase of businesses	12	(108)	(165)	(242)
Deferred payments relating to prior year acquisitions		(16)	(5)	(18)
Total		(124)	(170)	(260)

11 Statement of cash flows (continued)

RECONCILIATION OF NET DEBT	Cash and cash equivalents GBPm	Debt GBPm	Derivative financial instruments in fair value hedging relationships GBPm	Cross-currency interest rate swaps not designated as hedges GBPm	Finance Lease receivable GBPm	Total GBPm
At 1 January 2024	155	(6,497)	(108)	-	4	(6,446)
Decrease in cash and cash equivalents	(32)	-	-	-	-	(32)
Increase in short-term bank loans, overdrafts and commercial paper	-	(461)	-	-	-	(461)
Issuance of term debt	-	(711)	-	-	-	(711)
Repayment of term debt	-	1,017	-	-	-	1,017
Repayment of leases	-	63	-	-	(2)	61
Change in net debt resulting from cash flows	(32)	(92)	-	-	(2)	(126)
Borrowings in disposed businesses	-	8	-	-	-	8
Remeasurement and derecognition of leases	-	(4)	-	-	-	(4)
Inception of leases	-	(32)	-	-	-	(32)
Fair value and other adjustments to debt and related derivatives	-	19	(28)	-	-	(9)
Exchange translation differences	(4)	54	(4)	-	-	46
At 1 January 2025	119	(6,544)	(140)	-	2	(6,563)
Increase in cash and cash equivalents	15	-	-	-	-	15
Increase in short-term bank loans, overdrafts and commercial paper	-	(232)	-	-	-	(232)
Issuance of term debt	-	(1,125)	-	-	-	(1,125)
Repayment of term debt	-	621	-	-	-	621
Repayment of leases	-	40	-	-	(2)	38
Change in net debt resulting from cash flows	15	(696)	-	-	(2)	(683)
Borrowings in acquired businesses	-	(2)	-	-	-	(2)
Remeasurement and derecognition of leases	-	(1)	-	-	-	(1)
Inception of leases	-	(35)	-	-	-	(35)
Fair value and other adjustments to debt and related derivatives	-	(77)	70	(5)	-	(12)
Exchange translation differences	(3)	88	10	-	-	95
At 31 December 2025	131	(7,267)	(60)	(5)	-	(7,201)

Net debt comprises cash and cash equivalents, loan capital, lease liabilities and receivables, promissory notes, bank and other loans and derivative financial instruments that are used to hedge certain borrowings. The Group monitors net debt as part of capital and liquidity management.